FINANCIAL INSTRUMENTS & RISK - Maturity Analysis (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Related party long-term payables
Trade payables and other payables	SFr 946.4
Accrued interest	98.5
Vendor financing	387.2
Borrowings – notional	3,958.1
Borrowings – interest	1,273.8
Lease liabilities (undiscounted)	1,659.4	SFr 1,667.1
Derivatives	(119.8)
Within 1 year
Related party long-term payables
Trade payables and other payables	719.2
Accrued interest	98.5
Vendor financing	387.2
Borrowings – notional	0.0
Borrowings – interest	199.4
Lease liabilities (undiscounted)	181.4	164.1
Derivatives	72.3
Between 1 and 2 years
Related party long-term payables
Trade payables and other payables	60.5
Accrued interest	0.0
Vendor financing	0.0
Borrowings – notional	0.0
Borrowings – interest	201.8
Lease liabilities (undiscounted)	178.3	152.0
Derivatives	76.2
Between 2 and 5 years
Related party long-term payables
Trade payables and other payables	79.1
Accrued interest	0.0
Vendor financing	0.0
Borrowings – notional	564.3
Borrowings – interest	592.0
Lease liabilities (undiscounted)	435.8
Derivatives	(168.3)
Over 5 years
Related party long-term payables
Trade payables and other payables	87.6
Accrued interest	0.0
Vendor financing	0.0
Borrowings – notional	3,393.8
Borrowings – interest	280.6
Lease liabilities (undiscounted)	863.9	SFr 925.7
Derivatives	SFr (100.0)